IMPORTANT INFORMATION REGARDING THE HUNTINGTON FUNDS

“The Huntington Funds” is the registrant (including any of its portfolios and/or their respective share classes)

SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2008 AND OCTOBER 21, 2008

SHAREHOLDER NOTICE

1. Effective on or about April 1, 2009, The Huntington Funds (the “Funds”) will terminate its relationship with its current sub-administrator and distributor.  At that time, Unified Fund Services, Inc., a subsidiary of Huntington Bancshares, Inc., will begin serving as the Funds’ sub-administrator, and Unified Financial Securities, Inc., a wholly-owned subsidiary of Unified Fund Services, Inc., will begin serving as the Funds’ distributor.

Accordingly, please make the following changes to your Prospectuses:

a. All current references to “Federated Services Company" as the sub-administrator are replaced with "Unified Fund Services, Inc."

b. All current references to "Edgewood Services, Inc." as the distributor are replaced with "Unified Financial Securities, Inc."

2. The Funds’ corporate address and the address of the Funds’ Board of Trustees have changed to 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208.

Please note that any correspondence for the Funds’ Board of Trustees should include the following:  “Attention:  Huntington Funds Officer.”

If you have any questions regarding these changes, please contact The Huntington Funds at 1-800-253-0412.

March 6, 2009

40133 (03/09)

The Huntington Funds’ Investment Company Act registration number is 811-5010.

THE HUNTINGTON FUNDS

Huntington Tax-Free Money Market Fund
 (formerly, Huntington Florida Tax-Free Money Fund)
Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington U.S. Treasury Money Market Fund
Huntington Dividend Capture Fund
Huntington Growth Fund
Huntington Income Equity Fund
Huntington International Equity Fund
Huntington Macro 100 Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Real Strategies Fund
Huntington Rotating Markets Fund
Huntington Situs Fund (formerly, Huntington Situs Small Cap Fund)
Huntington Technical Opportunities Fund
Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Michigan Tax-Free Fund
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Short/Intermediate Fixed Income Securities Fund
Huntington VA Balanced Fund
Huntington VA Dividend Capture Fund
Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA International Equity Fund
Huntington VA Macro 100 Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund
Huntington VA Real Strategies Fund
Huntington VA Rotating Markets Fund
Huntington VA Situs Fund (formerly, Huntington VA Situs Small Cap Fund)
Huntington VA Mortgage Securities Fund

IMPORTANT INFORMATION REGARDING THE HUNTINGTON FUNDS

“The Huntington Funds” is the registrant (including any of its portfolios and/or their respective share classes)

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION
DATED MAY 1, 2008 AND OCTOBER 21, 2008

SHAREHOLDER NOTICE

1. Effective on or about April 1, 2009, The Huntington Funds (the “Funds”) will terminate its relationship with its current sub-administrator and distributor.  At that time, Unified Fund Services, Inc., a subsidiary of Huntington Bancshares, Inc., will begin serving as the Funds’ sub-administrator, and Unified Financial Securities, Inc., a wholly-owned subsidiary of Unified Fund Services, Inc., will begin serving as the Funds’ distributor.

Accordingly, please make the following changes to your Statements of Additional Information:

a. All current references to “Federated Services Company" as the sub-administrator are replaced with "Unified Fund Services, Inc.”

b. All current references to "Edgewood Services, Inc." as the distributor are replaced with "Unified Financial Securities, Inc."

2. The Funds’ corporate address and the address of the Funds’ Board of Trustees have changed to 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208.

Please note that any correspondence for the Funds’ Board of Trustees should include the following:  “Attention:  Huntington Funds Officer.”

If you have any questions regarding these changes, please contact The Huntington Funds at 1-800-253-0412.

March 6, 2009

40134 (03/09)

The Huntington Funds’ Investment Company Act registration number is 811-5010.

THE HUNTINGTON FUNDS

Huntington Tax-Free Money Market Fund (formerly, Huntington Florida Tax-Free Money Fund)
Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington U.S. Treasury Money Market Fund
Huntington Dividend Capture Fund
Huntington Growth Fund
Huntington Income Equity Fund
Huntington International Equity Fund
Huntington Macro 100 Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Real Strategies Fund
Huntington Rotating Markets Fund
Huntington Situs Fund (formerly, Huntington Situs Small Cap Fund)
Huntington Technical Opportunities Fund
Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Michigan Tax-Free Fund
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Short/Intermediate Fixed Income Securities Fund
Huntington VA Balanced Fund
Huntington VA Dividend Capture Fund
Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA International Equity Fund
Huntington VA Macro 100 Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund
Huntington VA Real Strategies Fund
Huntington VA Rotating Markets Fund
Huntington VA Situs Fund (formerly, Huntington VA Situs Small Cap Fund)
Huntington VA Mortgage Securities Fund